Revenue Recognition - Contract Balances (Details) - USD ($) $ in Thousands	Mar. 31, 2019	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Revenue from Contract with Customer [Abstract]
Trade receivables, net	$ 12,438	$ 13,121	$ 12,645	$ 12,645
Contract assets, net - current portion	13,072	13,452	14,197
Contract assets, net - long-term portion	14,634	16,154	10,377
Deferred revenue	$ 12,698	$ 13,060	$ 12,892	$ 13,871